Summary of Interest Expense - Bank Loans and Notes Payables (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings	$ 4,104	$ 4,544	$ 6,228
Finance charges for employee benefits	286	248	231
Derivative instruments (Interest)	1,706	1,097	1,174
Finance charges of leases	132	101	105
Finance operating charges	272	202	156
Interest Expense	$ 6,500	$ 6,192	$ 7,894